Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 05, 2019
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 05, 2019
Effective Date	dei_DocumentEffectiveDate	Nov. 05, 2019
Prospectus Date	rr_ProspectusDate	Nov. 05, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A